Related Party Balance and Transactions - Schedule of Amounts Due to Related Parties (Details) - Zhejiang Chouzhou Commercial Bank [Member] - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Gefei Chengyun [Member]
Amounts due to related parties
Amounts due to related parties	[1]		¥ 10,759
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	[2]	242	242
Jiuchuan [Member]
Amounts due to related parties
Amounts due to related parties	[1]	5,615	9,403
Longshu Tianye [Member]
Amounts due to related parties
Amounts due to related parties	[1]	10,140	10,140
Yunde [Member]
Amounts due to related parties
Amounts due to related parties	[1]		9,383
Detong [Member]
Amounts due to related parties
Amounts due to related parties	[1]	3,274	3,274
Jiushi [Member]
Amounts due to related parties
Amounts due to related parties	[1]	65	65
Income shared under Non-Group Collaborative Agreements [Member]
Amounts due to related parties
Amounts due to related parties		19,336	43,266
Derong [Member]
Amounts due to related parties
Amounts due to related parties	[1]		9,733
Jiushen [Member]
Amounts due to related parties
Amounts due to related parties	[1]		29
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	[2]	495	495
Commission Income shared [Member]
Amounts due to related parties
Amounts due to related parties		495	10,257
Jiushen [Member]
Amounts due to related parties
Amounts due to related parties	[1]	790	790
Chongkai [Member]
Amounts due to related parties
Amounts due to related parties	[3]	3,060	3,689
Jiufeng [Member]
Amounts due to related parties
Amounts due to related parties	[2]	149	149
Shanghai Nuancheng [Member]
Amounts due to related parties
Amounts due to related parties	[1]	70
Other payables [Member]
Amounts due to related parties
Amounts due to related parties		4,069	4,628
Related Party [Member]
Amounts due to related parties
Amounts due to related parties		¥ 23,900	¥ 58,151

[1]	Jiuchuan, Longshu Tianye, Yunde, Gefei Chengyun, Jiushen, Detong, Derong, Jiushi and Shanghai Nuancheng are equity method investees of the Group.
[2]	Jiufeng is the subsidiary of Jiushen.
[3]	Chongkai is a company owned by two of the founders and certain management of the Group.